Note 5 - Loans, Net of Allowance for Credit Losses (Tables)	3 Months Ended
Jan. 31, 2023
Statement Line Items [Line Items]
Discosure of loans, net [text block]
(thousands of Canadian dollars)
	January 31	October 31	January 31
	2023	2022	2022

Point-of-sale loans and leases	$2,414,266	$2,220,894	$1,439,781
Commercial real estate mortgages	752,138	710,369	722,829
Commercial real estate loans	12,811	13,165	14,600
Public sector and other financing	42,523	35,452	31,247
	3,221,738	2,979,880	2,208,457

Allowance for credit losses	(2,289)	(1,904)	(1,455)
Accrued interest	15,634	14,702	8,636

Total loans, net of allowance for credit losses	$3,235,083	$2,992,678	$2,215,638

Disclosure of loans by lending asset category [text block]
	As at January 31, 2023				As at October 31, 2022
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Point-of-sale loans and leases	$2,407,986	$4,598	$1,682	$2,414,266	$2,215,388	$5,227	$279	$2,220,894
ECL allowance	583	-	-	583	545	-	-	545
EL %	0.02%	0.00%	0.00%	0.02%	0.02%	0.00%	0.00%	0.02%
Commercial real estate mortgages	$668,730	$83,408	$-	$752,138	$599,113	$111,256	$-	$710,369
ECL allowance	1,517	74	-	1,591	1,150	137	-	1,287
EL %	0.23%	0.09%	0.00%	0.21%	0.19%	0.12%	0.00%	0.18%
Commercial real estate loans	$12,811	$-	$-	$12,811	$13,165	$-	$-	$13,165
ECL allowance	57	-	-	57	54	-	-	54
EL %	0.44%	0.00%	0.00%	0.44%	0.41%	0.00%	0.00%	0.41%
Public sector and other financing	$42,348	$175	$-	$42,523	$35,273	$179	$-	$35,452
ECL allowance	55	3	-	58	17	1	-	18
EL %	0.13%	1.71%	0.00%	0.14%	0.05%	0.56%	0.00%	0.05%
Total loans	$3,131,875	$88,181	$1,682	$3,221,738	$2,862,939	$116,662	$279	$2,979,880
Total ECL allowance	2,212	77	-	2,289	1,766	138	-	1,904
Total EL %	0.07%	0.09%	0.00%	0.07%	0.06%	0.12%	0.00%	0.06%

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [text block]
(thousands of Canadian dollars)
	Reported	100%	100%	100%
	ECL	Upside	Baseline	Downside

Allowance for expected credit losses	$2,289	$1,857	$2,772	$4,025
Variance from reported ECL		(432)	483	1,736
Variance from reported ECL (%)		(19%)	21%	76%

Disclosure of Reconciliation of changes in allowance account for credit losses of financial assets [text block]
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Point-of-sale loans and leases
Balance at beginning of period	$545	$-	$-	$545
Transfer in (out) to Stage 1	38	(38)	-	-
Transfer in (out) to Stage 2	(54)	54	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	54	(16)	-	38
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	38	-	-	38
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$583	$-	$-	$583

Commercial real estate mortgages
Balance at beginning of period	$1,150	$137	$-	$1,287
Transfer in (out) to Stage 1	62	(62)	-	-
Transfer in (out) to Stage 2	(30)	30	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	263	(31)	-	232
Loan originations	86	-	-	86
Derecognitions and maturities	(14)	-	-	(14)
Provision for (recovery of) credit losses	367	(63)	-	304
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$1,517	$74	$-	$1,591

Commercial real estate loans
Balance at beginning of period	$54	$-	$-	$54
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	3	-	-	3
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	3	-	-	3
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$57	$-	$-	$57

Public sector and other financing
Balance at beginning of period	$17	$1	$-	$18
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	11	2	-	13
Loan originations	27	-	-	27
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	38	2	-	40
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$55	$3	$-	$58

Total balance at end of period	$2,212	$77	$-	$2,289
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Point-of-sale loans and leases
Balance at beginning of period	$275	$-	$-	$275
Transfer in (out) to Stage 1	38	(38)	-	-
Transfer in (out) to Stage 2	(58)	58	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	115	(20)	-	95
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	95	-	-	95
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$370	$-	$-	$370

Commercial real estate mortgages
Balance at beginning of period	$980	$134	$-	$1,114
Transfer in (out) to Stage 1	14	(14)	-	-
Transfer in (out) to Stage 2	(4)	4	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(28)	(24)	-	(52)
Loan originations	80	-	-	80
Derecognitions and maturities	(93)	(4)	-	(97)
Provision for (recovery of) credit losses	(31)	(38)	-	(69)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$949	$96	$-	$1,045

Commercial real estate loans
Balance at beginning of period	$45	$-	$-	$45
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(9)	-	-	(9)
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	(9)	-	-	(9)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$36	$-	$-	$36

Public sector and other financing
Balance at beginning of period	$16	$3	$-	$19
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(11)	(3)	-	(14)
Loan originations	-	-	-	-
Derecognitions and maturities	(1)	-	-	(1)
Provision for (recovery of) credit losses	(12)	(3)	-	(15)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$4	$-	$-	$4

Total balance at end of period	$1,359	$96	$-	$1,455